UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [    ]; Amendment Number:
This Amendment  (Check only one.) :  [    ]  is a restatement.
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Davidson Trust Co.
Address:        8 Third Street North
                Great Falls, MT  59401

13F File Number: 28-10302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		John K. Bebee
Title:		Acting President, Trust Officer
Phone:		406-791-7335

Signature, Place, and Date of Signing:



______________________________     _________________________     ______________
         [Signature]                     [City, State]              [Date]

         John K. Bebee               Salt Lake city, Utah        June 30, 2004

Report Type  (Check only one.):

[ ]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[X]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
--------------------    ------------------------------
28-10301		Davidson Investment Advisors


FORM 13F  SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	          None

Form 13F Information Table Entry Total:             51

Form 13F Information Table Value Total:    $22,523,000


List of Other Included Managers:		  None

FORM 13F INFORMATION TABLE

            COLUMN1                 COLUMN2      COLUMN3  COLUMN4       COLUMN5      COLUMN6    COLUMN7             COLUMN8
______________________________ ________________ _________ ________ _________________ _______ ____________ __________________________
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT     OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101 503      5596     SH       SOLE                 5596
ALBERTSONS INC.                COM              013104104 449      16955    SH       SOLE                 16955
ALTRIA GROUP INC               COM              02209S103 305      6105     SH       SOLE                 6105
ANHEUSER BUSCH COMPANIES, INC. COM              035229103 249      4630     SH       SOLE                 4630
BANK OF AMERICA CORP           COM              060505104 436      5166     SH       SOLE                 5166
BAXTER INTERNATIONAL CORP.     COM              071813109 261      7598     SH       SOLE                 7598
BOEING COMPANY                 COM              097023105 245      4820     SH       SOLE                 4820
BP PLC ADS                     COM              055622104 377      7056     SH       SOLE                 7056
BRISTOL MYERS SQUIBB COMPANY   COM              110122108 223      9160     SH       SOLE                 9160
CENDANT CORP                   COM              151313103 366      15023    SH       SOLE                 15023
CHEVRONTEXACO CORP             COM              166764100 698      7430     SH       SOLE                 7430
CITIGROUP INC                  COM              172967101 316      6804     SH       SOLE                 6804
COCA-COLA CO                   COM              191216100 292      5800     SH       SOLE                 5800
CONAGRA FOODS INC              COM              205887102 212      7900     SH       SOLE                 7900
COOPER INDUSTRIES LTD CL A     COM              G24182100 262      4425     SH       SOLE                 4425
DIEBOLD INC                    COM              253651103 230      4370     SH       SOLE                 4370
DISNEY WALT PRODUCTIONS        COM              254687106 344      13547    SH       SOLE                 13547
DOW CHEMICAL                   COM              260543103 304      7490     SH       SOLE                 7490
DUPONT E I DE NEMOURS & COMPAN COM              263534109 244      5510     SH       SOLE                 5510
EASTMAN KODAK COMPANY          COM              277461109 218      8105     SH       SOLE                 8105
EMERSON ELECTRIC COMPANY       COM              291011104 246      3875     SH       SOLE                 3875
EXXON MOBIL CORPORATION        COM              30231G102 2433     54819    SH       SOLE                 54819
GENERAL DYNAMICS               COM              369550108 216      2185     SH       SOLE                 2185
GENERAL ELECTRIC COMPANY       COM              369604103 3717     114729   SH       SOLE                 114729
GLACIER BANCORP INC (MT) NEW   COM              37637Q105 381      13552    SH       SOLE                 13552
INTEL CORP                     COM              458140100 325      11820    SH       SOLE                 11820
JOHNSON & JOHNSON              COM              478160104 477      8579     SH       SOLE                 8579
JP MORGAN CHASE & CO           COM              46625H100 264      6832     SH       SOLE                 6832
MATTEL INC                     COM              577081102 223      12275    SH       SOLE                 12275
MERCK & COMPANY, INC.          COM              589331107 419      8835     SH       SOLE                 8835
MGIC INVESTMENT CORP           COM              552848103 286      3785     SH       SOLE                 3785
MICRON TECHNOLOGY INC          COM              595112103 260      17030    SH       SOLE                 17030
MICROSOFT CORP.                COM              594918104 314      10997    SH       SOLE                 10997
MOTOROLA INC                   COM              620076109 364      19965    SH       SOLE                 19965
NEXTEL COMMUNICATIONS INC CL A COM              65332V103 320      12020    SH       SOLE                 12020
PFIZER INC.                    COM              717081103 722      21095    SH       SOLE                 21095
ROYAL DUTCH PETROLEUM CO       COM              780257804 248      4800     SH       SOLE                 4800
SAFEWAY STORES INC             COM              786514208 206      8170     SH       SOLE                 8170
SBC COMMUNICATIONS             COM              78387G103 328      13572    SH       SOLE                 13572
SPX CORP                       COM              784635104 219      4750     SH       SOLE                 4750
SUN LIFE FINANCIAL INC         COM              866796105 377      13059    SH       SOLE                 13059
TARGET CORP                    COM              87612E106 230      5425     SH       SOLE                 5425
TIMKEN CO.                     COM              887389104 239      9070     SH       SOLE                 9070
UNION PACIFIC CORPORATION      COM              907818108 206      3475     SH       SOLE                 3475
UNITED TECHNOLOGIES CORPORATIO COM              913017109 445      4870     SH       SOLE                 4870
UST INC                        COM              902911106 205      5730     SH       SOLE                 5730
VERIZON COMMUNICATIONS         COM              92343V104 493      13657    SH       SOLE                 13657
VIACOM INC CL B                COM              925524308 216      6075     SH       SOLE                 6075
WASHINGTON MUTUAL INC          COM              939322103 248      6448     SH       SOLE                 6448
WELLS FARGO & CO (NEW)         COM              949746101 1046     18286    SH       SOLE                 18286
XEROX CORPORATION              COM              984121103 316      21890    SH       SOLE                 21890